Capital Stock (Detail Textuals)							12 Months Ended
		Jun. 29, 2020 shares	Dec. 20, 2019 CAD ($) shares	Dec. 20, 2019 $ / shares	May 30, 2019 CAD ($) shares	May 16, 2018 shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting term							five-year
Aggregate common stock share outstanding normal course issuer Bid | shares		533,116			761,141	794,088
Shares repurchased and cancelled under a normal course issuer bid | shares					563,000		552,700	751,800	771,900
Repurchase of common shares under normal course issuer Bid					$ 2,235,000		$ 522,000	$ 4,145,000	$ 5,085,000
Common stock repurchase price per share | $ / shares				$ 6.50
Repurchase of common stock additional cost			$ 139,000
Repurchase of common stock aggregate price paid			$ 26,139,000
Shares repurchased and cancelled under a substantial issuer bid | shares			4,000,000
Shares repurchased and cancelled under a substantial issuer bid			$ 26,000,000
Aggregate Percentage Of Common Stock Share Outstanding						0.00%
Shares Repurchased And Cancelled Under Normal Course Issuer | shares					563,000		552,700	751,800	771,900
Repurchase Of Common Shares Under Normal Course Issuer Bid					$ 2,235,000		$ 522,000	$ 4,145,000	$ 5,085,000
Deficit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Buy-back of common shares							3,925,000	1,810,000
Buy-back of common shares under substantial issuer bid								5,466,000
Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares repurchased and cancelled under a normal course issuer bid	[1]						$ 4,447,000	$ 5,955,000
Shares repurchased and cancelled under a normal course issuer bid | shares	[1]						552,700	751,800
Shares repurchased and cancelled under a substantial issuer bid | shares	[2]							(4,000,000)
Shares repurchased and cancelled under a substantial issuer bid	[2]							$ (31,605,000)
Shares Repurchased And Cancelled Under Normal Course Issuer | shares	[1]						552,700	751,800
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares reserved for issuance of stock options | shares							2,934,403
Stock options term							10 days
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options term							5 days

[1]	On May 16, 2018, the Company announced that the TSX-V accepted the Company’s notice of its intention to make a normal course issuer bid (the “2018 NCIB”). Under the terms of the 2018 NCIB, the Company could have acquired up to an aggregate of 794,088 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2018 NCIB was in place. The 2018 NCIB commenced on May 28, 2018 and ended on May 27, 2019. During the twelve months of the 2018 NCIB, the Company purchased and cancelled 771,900 common shares for a total cost of $5,085. The prices that the Company paid for the common shares purchased was the market price of the shares at the time of purchase.
[2]	On December 20, 2019, the Company completed a Substantial Issuer Bid (“SIB”) pursuant to which the Company purchased 4,000,000 of its common shares for cancellation at a set purchase price of $6.50 per common share for a total purchase price of $26,000 in cash. The Company incurred an additional $139 on transaction costs related to the SIB for a total aggregate purchase price paid of $26,139. During the year ended December 31, 2019, the Company recorded $5,466 directly in its deficit representing the difference between the aggregate price paid for these common shares and a reduction of the Company’s share capital totaling $31,605.